Condensed Consolidating Financial Information Quarterly	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

14.  Condensed Consolidating Financial Information

In May 2011, the Company completed a private placement of $300.0 million aggregate principal amount of 8 7/8% Senior Notes Due 2019 (the “Original Senior Notes”). The Original Senior Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of the Company’s existing and future domestic subsidiaries, other than (i) ITC^DeltaCom, Inc. and its subsidiaries and (ii) certain other excluded subsidiaries (the “Guarantor Subsidiaries”). ITC^DeltaCom, Inc. and its subsidiaries and certain other excluded subsidiaries are not guarantors of the Original Senior Notes (the “Non-Guarantor Subsidiaries”).

Pursuant to a registration rights agreement, the Company is required to register an identical series of notes (the “Exchange Senior Notes”) with the SEC and to offer to exchange those registered Exchange Senior Notes for the Original Senior Notes. The Exchange Senior Notes will also be guaranteed by the Guarantor Subsidiaries. In connection with the registration of the Exchange Senior Notes and related guarantees, the Company will be required to provide the financial information in respect of those notes set forth under Rule 3-10 of Regulation S-X, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered” (“Rule 3-10”). The accompanying condensed consolidating financial information has been prepared and presented pursuant to Rule 3-10. The column labeled Parent Company represents EarthLink’s stand alone results and its investment in all of its subsidiaries accounted for using the equity method. The Guarantor Subsidiaries and the Non-Guarantor Subsidiaries are presented in separate columns and represent all the applicable subsidiaries on a combined basis. Intercompany eliminations are shown in a separate column.

The operating activities of the separate legal entities included in the Company’s consolidated financial statements are interdependent. The accompanying condensed consolidating financial information presents the results of operations, financial position and cash flows of each legal entity and, on an aggregate basis, the other non-guarantor subsidiaries based on amounts incurred by such entities, and is not intended to present the operating results of those legal entities on a stand-alone basis.

The condensed consolidating financial information is presented in the following tables (in thousands):

Condensed Consolidating Balance Sheet

As of March 31, 2011

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$493,674	$2,327	$55,628	$—	$551,629
Restricted cash	—	—	1,812	—	1,812
Accounts receivable, net	13,481	4,885	41,627	—	59,993
Prepaid expenses	2,610	1,039	9,122	—	12,771
Deferred income taxes, net	51,853	1,263	258	—	53,374
Due from affiliates	136,150	5,550	—	(141,700)	—
Other current assets	5,414	4,285	4,326	—	14,025
Total current assets	703,182	19,349	112,773	(141,700)	693,604
Property and equipment, net	20,515	13,241	210,179	—	243,935
Deferred income taxes, net	28,126	60,753	76,882	—	165,761
Purchased intangible assets, net	766	4,196	141,426	—	146,388
Goodwill	88,920	—	191,355	—	280,275
Investment in subsidiaries	421,650	—	—	(421,650)	—
Other long-term assets	950	—	180	—	1,130
Total assets	$1,264,109	$97,539	$732,795	$(563,350)	$1,531,093

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$5,710	$977	$13,972	$—	$20,659
Accrued payroll and related expenses	6,105	1,977	7,320	—	15,402
Accrued interest	—	—	17,152	—	17,152
Other accrued liabilities	24,251	5,228	36,920	—	66,399
Deferred revenue	18,811	1,207	23,761	—	43,779
Due to affiliates	5,550	136,150	—	(141,700)	—
Current portion of long-term debt	246,642	—	588	—	247,230
Total current liabilities	307,069	145,539	99,713	(141,700)	410,621

Long-term debt, including premium	—	—	350,970	—	350,970
Other long-term liabilities	8,483	724	7,756	—	16,963
Total liabilities	315,552	146,263	458,439	(141,700)	778,554

Stockholders’ equity (deficit):
Common stock	1,926	—	—	—	1,926
Additional paid-in capital	2,056,984	130,161	291,489	(421,650)	2,056,984
Accumulated deficit	(435,854)	(178,885)	(17,133)	—	(631,872)
Treasury stock, at cost	(674,499)	—	—	—	(674,499)
Total stockholders’ equity (deficit)	948,557	(48,724)	274,356	(421,650)	752,539
Total liabilities and stockholders’ equity (deficit)	$1,264,109	$97,539	$732,795	$(563,350)	$1,531,093

Condensed Consolidating Balance Sheet

As of December 31, 2010

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$197,615	$1,752	$43,585	$—	$242,952
Marketable securities	307,814	—	—	—	307,814
Restricted cash	—	—	2,270	—	2,270
Accounts receivable, net	15,012	4,962	40,242	—	60,216
Prepaid expenses	2,341	1,326	8,494	—	12,161
Deferred income taxes, net	44,270	1,345	46	—	45,661
Due from affiliates	163,036	35,754	1,292	(200,082)	—
Other current assets	6,610	3,962	4,230	—	14,802
Total current assets	736,698	49,101	100,159	(200,082)	685,876
Long-term marketable securities	12,304	—	—	—	12,304
Property and equipment, net	21,244	12,879	206,988	—	241,111
Deferred income taxes, net	39,425	60,152	89,400	—	188,977
Purchased intangible assets, net	960	4,754	129,650	—	135,364
Goodwill	88,920	—	170,126	—	259,046
Investment in subsidiaries	391,650	—	—	(391,650)	—
Other long-term assets	1,070		170	—	1,240
Total assets	$1,292,271	$126,886	$696,493	$(591,732)	$1,523,918

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$4,959	$579	$11,734	$—	$17,272
Accrued payroll and related expenses	13,109	1,240	4,053	—	18,402
Other accrued liabilities	24,627	4,535	46,467	—	75,629
Deferred revenue	19,704	1,373	19,844	—	40,921
Due to affiliates	37,046	163,036	—	(200,082)	—
Convertible senior notes, net	243,069	—	—	—	243,069
Total current liabilities	342,514	170,763	82,098	(200,082)	395,293

Long-term debt, including premium	—	—	351,251	—	351,251
Other long-term liabilities	10,839	793	7,874	—	19,506
Total liabilities	353,353	171,556	441,223	(200,082)	766,050

Stockholders’ equity (deficit):
Common stock	1,918	—	—	—	1,918
Additional paid-in capital	2,061,555	130,161	261,489	(391,650)	2,061,555
Accumulated deficit	(467,185)	(174,831)	(6,219)	—	(648,235)
Treasury stock, at cost	(657,611)	—	—	—	(657,611)
Accumulated other comprehensive income	241	—	—	—	241
Total stockholders’ equity (deficit)	938,918	(44,670)	255,270	(391,650)	757,868
Total liabilities and stockholders’ equity (deficit)	$1,292,271	$126,886	$696,493	$(591,732)	$1,523,918

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2011

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$107,808	$25,517	$109,816	$(123)	$243,018

Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	32,684	16,784	54,378	(123)	103,723
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	27,761	9,699	35,704	—	73,164
Depreciation and amortization	2,641	2,369	16,666	—	21,676
Restructuring and acquisition-related costs	2,901	779	825	—	4,505
Total operating costs and expenses	65,987	29,631	107,573	(123)	203,068

Income (loss) from operations	41,821	(4,114)	2,243	—	39,950
Interest expense and other, net	(4,337)	(1,069)	(7,554)	—	(12,960)
Income (loss) before income taxes	37,484	(5,183)	(5,311)	—	26,990
Income tax (provision) benefit	(6,153)	1,129	(5,603)	—	(10,627)
Net income (loss)	$31,331	$(4,054)	$(10,914)	$—	$16,363

Condensed Consolidating Statement of Operations

Three Months Ended March 31, 2010

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$132,459	$24,895	$—	$(96)	$157,258

Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	41,600	17,376	—	(96)	58,880
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	34,660	9,122	—	—	43,782
Depreciation and amortization	3,081	1,667	—	—	4,748
Restructuring and acquisition-related costs	1,435	—	—	—	1,435
Total operating costs and expenses	80,776	28,165	—	(96)	108,845

Income (loss) from operations	51,683	(3,270)	—	—	48,413
Gain on investments, net	418	—	—	—	418
Interest expense and other, net	(4,363)	(929)	—	—	(5,292)
Income (loss) before income taxes	47,738	(4,199)	—	—	43,539
Income tax (provision) benefit	(18,364)	1,572	—	—	(16,792)
Net income (loss)	$29,374	$(2,627)	$—	$—	$26,747

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2011

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$34,166	$(302)	$20,602	$—	$54,466

Cash flows from investing activities:
Purchase of business, net of cash acquired	—	—	(22,127)	—	(22,127)
Purchases of property and equipment	(1,653)	(2,441)	(13,652)	—	(17,746)
Sales and maturities of investments in marketable securities	319,729	—	—	—	319,729
Payment for investment in subsidiary stock	(30,000)	—	—	30,000	—
Other	—	—	458	—	458
Net cash provided by (used in) investing activities	288,076	(2,441)	(35,321)	30,000	280,314

Cash flows from financing activities:
Repurchases of common stock	(16,888)	—	—	—	(16,888)
Payment of dividends	(6,178)	—	—	—	(6,178)
Proceeds from exercises of stock options	211	—	—	—	211
Principal payments under capital lease obligations	(10)	—	(3,238)	—	(3,248)
Proceeds from issuance of stock subscription	—	—	30,000	(30,000)	—
Change in due to/from affilites, net	(3,318)	3,318	—	—	—
Net cash (used in) provided by financing activities	(26,183)	3,318	26,762	(30,000)	(26,103)

Net increase in cash and cash equivalents	296,059	575	12,043	—	308,677
Cash and cash equivalents, beginning of period	197,615	1,752	43,585	—	242,952
Cash and cash equivalents, end of period	$493,674	$2,327	$55,628	$—	$551,629

Condensed Consolidating Statement of Cash Flows

Three Months Ended March 31, 2010

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$39,024	$(6,754)	$—	$—	$32,270

Cash flows from investing activities:
Purchases of property and equipment	(1,830)	(1,242)	—	—	(3,072)
Purchases of investments in marketable securities	(19,958)	—	—	—	(19,958)
Sales and maturities of investments in marketable securities	26,167	—	—	—	26,167
Proceeds received from investments in other companies	541	—	—	—	541
Net cash provided by (used in) investing activities	4,920	(1,242)	—	—	3,678

Cash flows from financing activities:
Payment of dividends	(15,389)	—	—	—	(15,389)
Proceeds from exercises of stock options	341	—	—	—	341
Principal payments under capital lease obligations	(2,776)	—	—	—	(2,776)
Change in due to/from affilites, net	(6,922)	6,922	—	—	—
Net cash (used in) provided by financing activities	(24,746)	6,922	—	—	(17,824)

Net increase (decrease) in cash and cash equivalents	19,198	(1,074)	—	—	18,124
Cash and cash equivalents, beginning of period	609,752	1,243	—	—	610,995
Cash and cash equivalents, end of period	$628,950	$169	$—	$—	$629,119

20.  Condensed Consolidating Financial Information

In May 2011, the Company completed a private placement of $300.0 million aggregate principal amount of 8 7/8% Senior Notes Due 2019 (the “Original Senior Notes”). The Original Senior Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis by each of the Company’s existing and future domestic subsidiaries, other than (i) ITC^DeltaCom, Inc. and its subsidiaries and (ii) certain other excluded subsidiaries (the “Guarantor Subsidiaries”). ITC^DeltaCom, Inc. and its subsidiaries and certain other excluded subsidiaries are not guarantors of the Original Senior Notes (the “Non-Guarantor Subsidiaries”).

Pursuant to a registration rights agreement, the Company is required to register an identical series of notes (the “Exchange Senior Notes”) with the SEC and to offer to exchange those registered Exchange Senior Notes for the Original Senior Notes. The Exchange Senior Notes will also be guaranteed by the Guarantor Subsidiaries. In connection with the registration of the Exchange Senior Notes and related guarantees, the Company will be required to provide the financial information in respect of those notes set forth under Rule 3-10 of Regulation S-X, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered” (“Rule 3-10”). The accompanying condensed consolidating financial information has been prepared and presented pursuant to Rule 3-10. The column labeled Parent Company represents EarthLink’s stand alone results and its investment in all of its subsidiaries accounted for using the equity method. The Guarantor Subsidiaries and the Non-Guarantor Subsidiaries are presented in separate columns and represent all the applicable subsidiaries on a combined basis. Intercompany eliminations are shown in a separate column.

The operating activities of the separate legal entities included in the Company’s consolidated financial statements are interdependent. The accompanying condensed consolidating financial information presents the results of operations, financial position and cash flows of each legal entity and, on an aggregate basis, the other non-guarantor subsidiaries based on amounts incurred by such entities, and is not intended to present the operating results of those legal entities on a stand-alone basis.

The condensed consolidating financial information is presented in the following tables (in thousands):

Condensed Consolidating Balance Sheet

As of December 31, 2010

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$197,615	$1,752	$43,585	$—	$242,952
Marketable securities	307,814	—	—	—	307,814
Restricted cash	—	—	2,270	—	2,270
Accounts receivable, net	15,012	4,962	40,242	—	60,216
Prepaid expenses	2,903	1,326	8,494	—	12,723
Deferred income taxes, net	44,270	1,345	46	—	45,661
Due from affiliates	163,036	35,754	1,292	(200,082)	—
Other current assets	6,048	3,962	4,230	—	14,240
Total current assets	736,698	49,101	100,159	(200,082)	685,876
Long-term marketable securities	12,304	—	—	—	12,304
Property and equipment, net	21,244	12,879	206,988	—	241,111
Deferred income taxes, net	39,425	60,152	89,400	—	188,977
Purchased intangible assets, net	960	4,754	129,650	—	135,364
Goodwill	88,920	—	170,126	—	259,046
Investment in subsidiaries	391,650	—	—	(391,650)	—
Other long-term assets	1,070		170	—	1,240
Total assets	$1,292,271	$126,886	$696,493	$(591,732)	$1,523,918

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$4,959	$579	$11,734	$—	$17,272
Accrued payroll and related expenses	13,109	1,240	4,053	—	18,402
Other accrued liabilities	24,627	4,535	46,467	—	75,629
Deferred revenue	19,704	1,373	19,844	—	40,921
Due to affiliates	37,046	163,036	—	(200,082)	—
Convertible senior notes, net	243,069	—	—	—	243,069
Total current liabilities	342,514	170,763	82,098	(200,082)	395,293

Long-term debt, including premium	—	—	351,251	—	351,251
Other long-term liabilities	10,839	793	7,874	—	19,506
Total liabilities	353,353	171,556	441,223	(200,082)	766,050

Stockholders’ equity (deficit):
Common stock	1,918	—	—	—	1,918
Additional paid-in capital	2,061,555	130,161	261,489	(391,650)	2,061,555
Accumulated deficit	(467,185)	(174,831)	(6,219)	—	(648,235)
Treasury stock, at cost	(657,611)	—	—	—	(657,611)
Accumulated other comprehensive income	241	—	—	—	241
Total stockholders’ equity (deficit)	938,918	(44,670)	255,270	(391,650)	757,868
Total liabilities and stockholders’ equity (deficit)	$1,292,271	$126,886	$696,493	$(591,732)	$1,523,918

Condensed Consolidating Balance Sheet

As of December 31, 2009

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$609,752	$1,243	$—	$—	$610,995
Marketable securities	84,966	—	—	—	84,966
Accounts receivable, net	17,049	3,511	—	—	20,560
Prepaid expenses	3,408	966	—	—	4,374
Deferred income taxes, net	45,374	689	—	—	46,063
Due from affiliates	126,335	14,729	—	(141,064)	—
Other current assets	12,359	4,064	—	—	16,423
Total current assets	899,243	25,202	—	(141,064)	783,381
Property and equipment, net	27,168	7,099	—	—	34,267
Deferred income taxes, net	89,070	64,062	—	—	153,132
Purchased intangible assets, net	2,851	8,699	—	—	11,550
Goodwill	88,920	—	—	—	88,920
Investment in subsidiaries	130,161	—	—	(130,161)	—
Other long-term assets	2,336	1,032	—	—	3,368
Total assets	$1,239,749	$106,094	$—	$(271,225)	$1,074,618

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$5,425	$845	$—	$—	$6,270
Accrued payroll and related expenses	23,801	1,292	—	—	25,093
Other accrued liabilities	28,109	6,550	—	—	34,659
Deferred revenue	23,815	1,913	—	—	25,728
Due to affiliates	14,729	126,335	—	(141,064)	—
Convertible senior notes, net	232,248	—	—	—	232,248
Total current liabilities	328,127	136,935	—	(141,064)	323,998

Other long-term liabilities	15,564	1,032	—	—	16,596
Total liabilities	343,691	137,967	—	(141,064)	340,594

Stockholders’ equity (deficit):
Common stock	1,905	—	—	—	1,905
Additional paid-in capital	2,118,100	130,161	—	(130,161)	2,118,100
Accumulated deficit	(567,681)	(162,034)	—	—	(729,715)
Treasury stock, at cost	(656,760)	—	—	—	(656,760)
Accumulated other comprehensive income	494	—	—	—	494
Total stockholders’ equity (deficit)	896,058	(31,873)	—	(130,161)	734,024
Total liabilities and stockholders’ equity (deficit)	$1,239,749	$106,094	$—	$(271,225)	$1,074,618

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$494,450	$101,510	$26,603	$(351)	$622,212

Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	151,404	70,606	12,974	(351)	234,633
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	130,288	37,869	10,260	—	178,417
Depreciation and amortization	11,319	7,186	4,885	—	23,390
Impairment of goodwill and intangible assets	—	1,711	—	—	1,711
Restructuring and acquisition-related costs	15,603	—	6,765	—	22,368
Total operating costs and expenses	308,614	117,372	34,884	(351)	460,519

Income (loss) from operations	185,836	(15,862)	(8,281)	—	161,693
Gain on investments, net	572	—	—	—	572
Interest expense and other, net	(17,871)	(4,021)	(2,089)	—	(23,981)
Income (loss) before income taxes	168,537	(19,883)	(10,370)	—	138,284
Income tax (provision) benefit	(68,041)	7,086	4,151	—	(56,804)
Net income (loss)	$100,496	$(12,797)	$(6,219)	$—	$81,480

Condensed Consolidating Statement of Operations

Year Ended December 31, 2009

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$616,236	$107,959	$—	$(466)	$723,729

Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	193,154	72,980	—	(466)	265,668
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	185,359	36,822	—	—	222,181
Depreciation and amortization	15,554	8,408	—	—	23,962
Impairment of goodwill and intangible assets	—	24,145	—	—	24,145
Restructuring and acquisition-related costs	5,615	—	—	—	5,615
Total operating costs and expenses	399,682	142,355	—	(466)	541,571

Income (loss) from operations	216,554	(34,396)	—	—	182,158
Loss on investments, net	(1,321)	—	—	—	(1,321)
Interest expense and other, net	(16,078)	(3,726)	—	—	(19,804)
Income (loss) before income taxes	199,155	(38,122)	—	—	161,033
Income tax benefit	86,927	39,158	—	—	126,085
Net income	$286,082	$1,036	$—	$—	$287,118

Condensed Consolidating Statement of Operations

Year Ended December 31, 2008

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues	$830,527	$125,674	$—	$(624)	$955,577

Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	268,393	81,698	—	(624)	349,467
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	274,913	42,443	—	—	317,356
Depreciation and amortization	21,913	14,420	—	—	36,333
Impairment of goodwill and intangible assets	—	78,672	—	—	78,672
Restructuring and acquisition-related costs	9,142	—	—	—	9,142
Total operating costs and expenses	574,361	217,233	—	(624)	790,970

Income (loss) from operations	256,166	(91,559)	—	—	164,607
Gain on investments, net	2,708	—	—	—	2,708
Interest expense and other, net	(8,637)	(3,772)	—	—	(12,409)
Income (loss) from continuing operations before income taxes	250,237	(95,331)	—	—	154,906
Income tax (provision) benefit	(1,034)	33,218	—	—	32,184
Income (loss) from continuing operations	249,203	(62,113)	—	—	187,090
Loss from discontinued operations	(8,506)	—	—	—	(8,506)
Net income (loss)	$240,697	$(62,113)	$—	$—	$178,584

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$167,691	$(8,104)	$(5,138)	$—	$154,449

Cash flows from investing activities:
Purchase of business, net of cash acquired	(251,489)	—	59,237	—	(192,252)
Purchases of property and equipment	(6,447)	(7,063)	(10,515)	—	(24,025)
Purchases of investments in marketable securities	(362,127)	—	—	—	(362,127)
Sales and maturities of investments in marketable securities	132,592	—	—	—	132,592
Payments to settle precombination stock awards	—	—	(9,062)	—	(9,062)
Proceeds received from investments in other companies	1,618	—	—	—	1,618
Payment for investment in subsidiary stock	(10,000)	—	—	10,000	—
Other	—	—	(937)	—	(937)
Net cash (used in) provided by investing activities	(495,853)	(7,063)	38,723	10,000	(454,193)

Cash flows from financing activities:
Repurchases of common stock	(851)	—	—	—	(851)
Payment of dividends	(67,474)	—	—	—	(67,474)
Proceeds from exercises of stock options	2,829	—	—	—	2,829
Principal payments under capital lease obligations	(35)	—	—	—	(35)
Proceeds from issuance of stock subscription	—	—	10,000	(10,000)	—
Change in due to/from affiliates, net	(15,676)	15,676	—	—	—
Other financing activities	(2,768)	—	—	—	(2,768)
Net cash (used in) provided by financing activities	(83,975)	15,676	10,000	(10,000)	(68,299)

Net (decrease) increase in cash and cash equivalents	(412,137)	509	43,585	—	(368,043)
Cash and cash equivalents, beginning of year	609,752	1,243	—	—	610,995
Cash and cash equivalents, end of year	$197,615	$1,752	$43,585	$—	$242,952

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$233,829	$(25,207)	$—	$—	$208,622

Cash flows from investing activities:
Purchases of property and equipment	(8,274)	(4,845)	—	—	(13,119)
Purchases of investments in marketable securities	(56,702)	—	—	—	(56,702)
Sales and maturities of investments in marketable securities	24,259	—	—	—	24,259
Proceeds received from investments in other companies	8,441	—	—	—	8,441
Net cash used in by investing activities	(32,276)	(4,845)	—	—	(37,121)

Cash flows from financing activities:
Repurchases of common stock	(22,340)	—	—	—	(22,340)
Payment of dividends	(30,006)	—	—	—	(30,006)
Proceeds from exercises of stock options	5,312	—	—	—	5,312
Principal payments under capital lease obligations	(36)	—	—	—	(36)
Change in due to/from affilites	(30,078)	30,078	—	—	—
Net cash (used in) provided by financing activities	(77,148)	30,078	—	—	(47,070)

Net increase in cash and cash equivalents	124,405	26	—	—	124,431
Cash and cash equivalents, beginning of year	485,347	1,217	—	—	486,564
Cash and cash equivalents, end of year	$609,752	$1,243	$—	$—	$610,995

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2008

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities	$239,846	$(9,234)	$—	$—	$230,612

Cash flows from investing activities:
Purchases of property and equipment	(2,972)	(2,709)	—	—	(5,681)
Purchases of investments in marketable securities	(53,027)	—	—	—	(53,027)
Sales and maturities of investments in marketable securities	109,929	—	—	—	109,929
Purchases of subscriber bases	(1,232)	—	—	—	(1,232)
Proceeds received from investments in other companies	57,070	—	—	—	57,070
Other	65	—	—	—	65
Net cash provided by (used in) investing activities	109,833	(2,709)	—	—	107,124

Cash flows from financing activities:
Repurchases of common stock	(31,856)	—	—	—	(31,856)
Proceeds from exercises of stock options	8,139	—	—	—	8,139
Principal payments under capital lease obligations	(2,707)	—	—	—	(2,707)
Change in due to/from affilites	(10,539)	10,539	—	—	—
Other	1,425	—	—	—	1,425
Net cash (used in) provided by financing activities	(35,538)	10,539	—	—	(24,999)

Net increase (decrease) in cash and cash equivalents	314,141	(1,404)	—	—	312,737
Cash and cash equivalents, beginning of year	171,206	2,621	—	—	173,827
Cash and cash equivalents, end of year	$485,347	$1,217	$—	$—	$486,564